Expense Example, No Redemption {- Fidelity Advisor Freedom® 2045 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2045 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 671
3 Years	875
5 Years	1,096
10 Years	1,722
Class M
Expense Example, No Redemption:
1 Year	473
3 Years	733
5 Years	1,012
10 Years	1,802
Class C
Expense Example, No Redemption:
1 Year	178
3 Years	551
5 Years	949
10 Years	2,056
Class I
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	923
Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	207
5 Years	361
10 Years	$ 801